Note 3 - Intangible Assets - 10Q (Details) - Intangibles and Other Assets (Parentheticals) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 3 - Intangible Assets - 10Q (Details) - Intangibles and Other Assets (Parentheticals) [Line Items]
Intangible asset, accumulated amortization		$ 703
Technology-Based Intangible Assets [Member]
Note 3 - Intangible Assets - 10Q (Details) - Intangibles and Other Assets (Parentheticals) [Line Items]
Intangible asset, accumulated amortization	504	136	0
Customer Relationships [Member]
Note 3 - Intangible Assets - 10Q (Details) - Intangibles and Other Assets (Parentheticals) [Line Items]
Intangible asset, accumulated amortization	123	69	0
Trademarks [Member]
Note 3 - Intangible Assets - 10Q (Details) - Intangibles and Other Assets (Parentheticals) [Line Items]
Intangible asset, accumulated amortization	$ 27	$ 3	$ 0